Employee Benefit Plan, Master Trust (Details) - EBPESP - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 8,579,952,009	$ 7,759,736,605
EBP, Investment, Plan Interest in Master Trust, Fair Value	8,231,710,299	7,440,783,179
EBP, Investment, Accumulated Gain (Loss)	1,148,987,184	1,523,430,291
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	21,365,291	38,571,337
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	$ 1,170,352,475	1,562,001,628
EBP, Master Trust

4	Investment in the Master Trust
	The Plan’s investments are held in the Master Trust which was established for the investment of assets of the Plan and several other retirement plans sponsored by the Company. The assets of the Master Trust are held by Fidelity. Each participating retirement plan has an identifiable interest in the Master Trust and investment options for participants may vary by plan. Fidelity maintains separate accounting of all contributions, benefit payments and expenses and allocates income (loss) earned and received by the Master Trust on the basis of the adjusted value of each plan at each measurement date.
Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	$ 2,580,513,358	3,328,543,890
Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	5,999,438,651	4,431,192,715
Stable Value Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	184,756,084	185,776,560
Stable Value Funds | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Stable Value Funds | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Stable Value Funds | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Stable Value Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	184,756,084	185,776,560
Fixed Income Funds
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	115,518,938	110,316,775
Fixed Income Funds | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fixed Income Funds | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fixed Income Funds | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Fixed Income Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	115,518,938	110,316,775
Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	60,425,616	773,943,769
Mutual Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	60,425,616	773,943,769
Mutual Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	33,415,626	26,190,913
Mutual Fund - Target Date Retirement Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	33,415,626	26,190,913
Mutual Fund - Target Date Retirement Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund - Target Date Retirement Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund - Target Date Retirement Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Self-Directed Brokerage Account | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Self-Directed Brokerage Account | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	2,528,076,114	1,533,855,702
Common Collective Trust - Index Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Index Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	2,528,076,114	1,533,855,702
Common Collective Trust - Target Date Retirement Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,171,087,515	2,601,243,678
Common Collective Trust - Target Date Retirement Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Target Date Retirement Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Target Date Retirement Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Common Collective Trust - Target Date Retirement Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	3,171,087,515	2,601,243,678
Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
Trane Technologies Stock Fund | Fair Value, Inputs, Level 1
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
Trane Technologies Stock Fund | Fair Value, Inputs, Level 2
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Trane Technologies Stock Fund | Fair Value, Inputs, Level 3
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Trane Technologies Stock Fund | Fair Value Measured at Net Asset Value Per Share
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	0	0
Mutual Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	93,841,242	800,134,682
EBP, Investment, Plan Interest in Master Trust, Fair Value	59,251,570	758,319,392
EBP, Investment, Accumulated Gain (Loss)	67,672,037	136,191,894
EBP, Self-Directed Brokerage Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	667,342,549	560,077,487
EBP, Investment, Plan Interest in Master Trust, Fair Value	656,478,995	550,332,775
EBP, Investment, Accumulated Gain (Loss)	87,691,155	99,687,848
Common Collective Trust
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	5,699,163,629	4,135,099,380
EBP, Investment, Plan Interest in Master Trust, Fair Value	5,491,914,103	3,972,360,751
EBP, Investment, Accumulated Gain (Loss)	864,803,404	581,739,588
EBP, Pooled Separate Account
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	300,275,022	296,093,335
EBP, Investment, Plan Interest in Master Trust, Fair Value	281,476,036	275,570,250
EBP, Investment, Accumulated Gain (Loss)	15,954,063	(1,432,677)
Trane Technologies Stock Fund
EBP, Master Trust [Line Items]
EBP, Investment, Fair Value	1,819,329,567	1,968,331,721
EBP, Investment, Plan Interest in Master Trust, Fair Value	1,742,589,595	1,884,200,011
EBP, Investment, Accumulated Gain (Loss)	$ 112,866,525	$ 707,243,638